Note E - Premises and Equipment	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
E
- Premises and Equipment

Following is a summary of premises and equipment at
December 31:
	2018	2017
Land	$2,744	$2,641
Buildings	16,154	13,913
Leasehold improvements	1,267	1,267
Furniture and equipment	6,039	5,675
	26,204	23,496
Less accumulated depreciation	11,349	10,215
Total premises and equipment	$14,855	$13,281

The following is a summary of the future minimum operating lease payments for facilities leased by the Company. Operating lease expense was
$315
in
2018,
$344
in
2017,
and
$464
in
2016.

2019	$266
2020	166
2021	121
2022	83
2023	29
Thereafter	----
$665